UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Edwards
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

/s/David Edwards                  Wilton, CT                February 9, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total: $82,030
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                 Name

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8
                                                           VALUE      SHS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT PRN  CALL  DISCRETION      MGRS
                                                                                                                  SOLE  SHARED  NONE
                                                                                         SOLE  SHARED               # OF EACH TYPE
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP        COM              03073E105     1,851    51,900  SH         SOLE                     51,900
AMERIGROUP CORP               COM              03073T102     1,411    47,800  SH         SOLE                     47,800
GALLAGHER ARTHUR J & CO       COM              363576109     1,062    41,000  SH         SOLE                     41,000
AMEDISYS INC                  COM              023436108     1,191    28,800  SH         SOLE                     28,800
AMSURG CORP                   COM              03232P405     1,505    64,500  SH         SOLE                     64,500
ANSYS INC                     COM              03662Q105       664    23,800  SH         SOLE                     23,800
BMC SOFTWARE INC              COM              055921100     1,197    44,500  SH         SOLE                     44,500
BANK OF MARIN BANCORP         COM              063425102       333    13,900  SH         SOLE                     13,900
CASS INFORMATION SYS INC      COM              14808P109     1,051    34,500  SH         SOLE                     34,500
CAREER EDUCATION CORP         COM              141665109       698    38,900  SH         SOLE                     38,900
CERNER CORP                   COM              156782104       684    17,800  SH         SOLE                     17,800
CHEMED CORP NEW               COM              16359R103     1,340    33,700  SH         SOLE                     33,700
CHOICE HOTELS INTL INC        COM              169905106     1,341    44,600  SH         SOLE                     44,600
C H ROBINSON WORLDWIDE INC    COM NEW          12541W209       363     6,600  SH         SOLE                      6,600
CENTENE CORP DEL              COM              15135B101     1,281    65,000  SH         SOLE                     65,000
CSG SYS INTL INC              COM              126349109     1,473    84,300  SH         SOLE                     84,300
COVANCE INC                   COM              222816100       460    10,000  SH         SOLE                     10,000
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207       390     6,000  SH         SOLE                      6,000
DOLBY LABORATORIES INC        COM              25659T107     1,527    46,600  SH         SOLE                     46,600
DUN & BRADSTREET CORP DEL NE  COM              26483E100     1,181    15,300  SH         SOLE                     15,300
VAALCO ENERGY INC             COM NEW          91851C201     1,127   151,500  SH         SOLE                    151,500
EARTHLINK INC                 COM              270321102     1,393   206,000  SH         SOLE                    206,000
EMCOR GROUP INC               COM              29084Q100     1,095    48,800  SH         SOLE                     48,800
ENDO PHARMACEUTICALS HLDGS I  COM              29264F205       699    27,000  SH         SOLE                     27,000
EOG RES INC                   COM              26875P101     1,172    17,600  SH         SOLE                     17,600
ITT EDUCATIONAL SERVICES INC  COM              45068B109     2,384    25,100  SH         SOLE                     25,100
EXPRESS SCRIPTS INC           COM              302182100     1,320    24,000  SH         SOLE                     24,000
EXPEDITORS INTL WASH INC      COM              302130109       369    11,100  SH         SOLE                     11,100
FACTSET RESH SYS INC          COM              303075105     1,774    40,100  SH         SOLE                     40,100
FORWARD AIR CORP              COM              349853101       354    14,600  SH         SOLE                     14,600
GLOBAL PMTS INC               COM              37940X102     1,105    33,700  SH         SOLE                     33,700
HANSEN NAT CORP               COM              411310105     1,502    44,800  SH         SOLE                     44,800
HEARTLAND PMT SYS INC         COM              42235N108     1,159    66,200  SH         SOLE                     66,200
HEALTHSPRING INC              COM              42224N101     1,693    84,780  SH         SOLE                     84,780
HUB GROUP INC                 CL A             443320106       334    12,600  SH         SOLE                     12,600
ICF INTL INC                  COM              44925C103     1,420    57,800  SH         SOLE                     57,800
INTERACTIVE DATA CORP         COM              45840J107     1,324    53,700  SH         SOLE                     53,700
WORLD FUEL SVCS CORP          COM              981475106     1,199    32,400  SH         SOLE                     32,400
J2 GLOBAL COMMUNICATIONS INC  COM NEW          46626E205     1,487    74,200  SH         SOLE                     74,200
HENRY JACK & ASSOC INC        COM              426281101       732    37,700  SH         SOLE                     37,700
KBR INC                       COM              48242W106     1,023    67,300  SH         SOLE                     67,300
KHD HUMBOLDT WEDAG INTL LTD   COM              482462108       793    71,000  SH         SOLE                     71,000
LANDAUER INC                  COM              51476K103       799    10,900  SH         SOLE                     10,900
LENNOX INTL INC               COM              526107107     1,188    36,800  SH         SOLE                     36,800
LINCARE HLDGS INC             COM              532791100     1,629    60,500  SH         SOLE                     60,500
LANDSTAR SYS INC              COM              515098101       392    10,200  SH         SOLE                     10,200
MANTECH INTL CORP             CL A             564563104     1,452    26,800  SH         SOLE                     26,800
MAGELLAN HEALTH SVCS INC      COM NEW          559079207     1,304    33,300  SH         SOLE                     33,300
MOLINA HEALTHCARE INC         COM              60855R100     1,082    61,460  SH         SOLE                     61,460
MICROSTRATEGY INC             CL A NEW         594972408     1,537    41,400  SH         SOLE                     41,400
KNIGHT CAPITAL GROUP INC      CL A             499005106       543    33,600  SH         SOLE                     33,600
NEUSTAR INC                   CL A             64126X201       878    45,900  SH         SOLE                     45,900
NVR INC                       COM              62944T105     1,095     2,400  SH         SOLE                      2,400
OWENS & MINOR INC NEW         COM              690732102       681    18,100  SH         SOLE                     18,100
BANK OF THE OZARKS INC        COM              063904106       442    14,900  SH         SOLE                     14,900
PORTER BANCORP INC            COM              736233107       166    10,499  SH         SOLE                     10,499
PRICELINE COM INC             COM NEW          741503403     1,282    17,400  SH         SOLE                     17,400
PERINI CORP                   COM              713839108     1,132    48,400  SH         SOLE                     48,400
PEDIATRIX MED GROUP           COM              705324101       725    22,870  SH         SOLE                     22,870
PHARMACEUTICAL PROD DEV INC   COM              717124101       528    18,200  SH         SOLE                     18,200
PROGRESS SOFTWARE CORP        COM              743312100     1,362    70,700  SH         SOLE                     70,700
QUESTCOR PHARMACEUTICALS INC  COM              74835Y101       492    52,900  SH         SOLE                     52,900
QLOGIC CORP                   COM              747277101     1,500   111,600  SH         SOLE                    111,600
STIFEL FINL CORP              COM              860630102     1,018    22,200  SH         SOLE                     22,200
SMITHTOWN BANCORP INC         COM              832449102       433    27,000  SH         SOLE                     27,000
SYNOPSYS INC                  COM              871607107     1,165    62,900  SH         SOLE                     62,900
SPSS INC                      COM              78462K102     1,580    58,600  SH         SOLE                     58,600
STANDARD PARKING CORP         COM              853790103     1,186    61,300  SH         SOLE                     61,300
SUFFOLK BANCORP               COM              864739107       413    11,500  SH         SOLE                     11,500
THINKORSWIM GROUP INC         COM              88409C105       967   172,000  SH         SOLE                    172,000
SYBASE INC                    COM              871130100     1,147    46,300  SH         SOLE                     46,300
TRANSDIGM GROUP INC           COM              893641100     1,155    34,400  SH         SOLE                     34,400
TECHNE CORP                   COM              878377100       710    11,000  SH         SOLE                     11,000
TRUE RELIGION APPAREL INC     COM              89784N104     1,533   123,200  SH         SOLE                    123,200
USA MOBILITY INC              COM              90341G103     1,458   126,000  SH         SOLE                    126,000
VIROPHARMA INC                COM              928241108       732    56,200  SH         SOLE                     56,200
WATERS CORP                   COM              941848103       678    18,500  SH         SOLE                     18,500
XTO ENERGY INC                COM              98385X106     1,185    33,600  SH         SOLE                     33,600





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